Summary of Equity Compensation Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082,000
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082,000 [1]
Aggregate shares of nonvested awards	1,200,000
Nonvested awards expected vesting period	2013
Shares available for future grants	21,514,634
Equity compensation plans approved by security holders | Performance Based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	1,400,000

[1]	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.